Trade and Other Payables - Summary of Trade and Other Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current liabilities
Trade payables	₩ 1,399,287	₩ 1,235,955
Other payables	6,024,847	5,903,816
Total	7,424,134	7,139,771
Non-current liabilities
Trade payables	4,787	8,041
Other payables	996,582	1,180,270
Total	₩ 1,001,369	₩ 1,188,311